New Standards Recently Issued	12 Months Ended
Dec. 31, 2019
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New Standars Recently Issued
NOTE 29.
NEW STANDARDS RECENTLY ISSUED
A number of new standards are effective for annual periods beginning after January 1, 2020 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these consolidated financial statements. The following amended standards and interpretations are not expected to have a significant impact on the PEMEX’s consolidated financial statements.

•	Amendments to References to Conceptual Framework in IFRS Standards.

•	Definition of a Business (Amendments to IFRS 3).

•	Definition of Material (Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors).